Income tax (benefit) expense from continuing operations consists of the following: (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Current year income taxes (benefit):
Federal			$ (9,000)	$ (45,000)
State			20,000	20,000
Current year income tax (benefit)			11,000	(25,000)
Deferred income taxes:
Federal			9,000	10,000
Deferred income taxes (benefit)		$ 9,534	9,534	9,534
Income tax expense (benefit)			$ 20,342	$ (15,269)